UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2012
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.1%

                 AEROSPACE & DEFENSE - 0.7%
          1,472  General Dynamics Corp. ......................  $       108,015
            538  Triumph Group, Inc. .........................           33,711
                                                                ----------------
                                                                        141,726
                                                                ----------------

                 AIRLINES - 0.1%
            844  Alaska Air Group, Inc. (a)...................           30,232
                                                                ----------------

                 AUTO COMPONENTS - 0.1%
          1,562  Standard Motor Products, Inc. ...............           27,710
                                                                ----------------

                 BEVERAGES - 1.2%
          3,084  Coca-Cola (The) Co. .........................          228,247
            682  Monster Beverage Corp. (a)...................           42,345
                                                                ----------------
                                                                        270,592
                                                                ----------------

                 BIOTECHNOLOGY - 3.5%
          3,691  Amgen, Inc. .................................          250,951
          1,258  Biogen Idec, Inc. (a)........................          158,470
          6,987  Gilead Sciences, Inc. (a)....................          341,315
                                                                ----------------
                                                                        750,736
                                                                ----------------

                 CHEMICALS - 0.8%
            986  CF Industries Holdings, Inc. ................          180,093
                                                                ----------------

                 COMMERCIAL BANKS - 2.7%
         21,398  Banco Santander S.A., ADR ...................          164,122
          3,245  Bank of The Ozarks, Inc. ....................          101,439
          8,175  BNP Paribas S.A., ADR .......................          193,012
          3,455  Texas Capital Bancshares, Inc. (a)...........          119,612
                                                                ----------------
                                                                        578,185
                                                                ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.1%
            535  Cintas Corp. ................................           20,929
                                                                ----------------

                 COMMUNICATIONS EQUIPMENT - 0.8%
         33,557  Nokia Oyj, ADR ..............................          184,228
                                                                ----------------

                 COMPUTERS & PERIPHERALS - 6.3%
          1,975  Apple, Inc. (a)..............................        1,183,953
          6,971  Seagate Technology PLC ......................          187,869
                                                                ----------------
                                                                      1,371,822
                                                                ----------------

                 CONSUMER FINANCE - 0.4%
          1,389  World Acceptance Corp. (a)...................           85,076
                                                                ----------------

                 DIVERSIFIED CONSUMER SERVICES - 0.4%
          2,158  Apollo Group, Inc. (a).......................           83,385
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.6%
          3,354  MarketAxess Holdings, Inc. ..................          125,071
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 8.5%
          6,779  8X8, Inc. (a)................................           28,472
         11,712  BCE, Inc. ...................................          469,183


                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 DIVERSIFIED TELECOMMUNICATION SERVICES - (CONTINUED)
         11,607  BT Group PLC, ADR ...........................  $       419,709
         14,041  Deutsche Telekom AG, ADR ....................          169,194
         10,287  France Telecom S.A., ADR ....................          152,762
         13,406  Koninklijke KPN N.V., ADR ...................          148,270
          4,297  Swisscom AG, ADR ............................          173,083
          9,367  Telefonica S.A., ADR ........................          153,713
          7,326  Vivendi S.A., ADR ...........................          133,831
                                                                ----------------
                                                                      1,848,217
                                                                ----------------

                 ELECTRIC UTILITIES - 3.3%
          7,483  E.ON AG, ADR ................................          179,592
         33,347  EDF S.A., ADR ...............................          149,728
         40,420  Enel SpA, ADR ...............................          143,895
          1,429  Southern Co. ................................           64,205
          8,068  SSE PLC, ADR ................................          173,543
                                                                ----------------
                                                                        710,963
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
          1,580  FARO Technologies, Inc. (a)..................           92,161
          1,872  OSI Systems, Inc. (a)........................          114,754
          2,828  PC Connection, Inc. .........................           23,246
          1,858  Zygo Corp. (a)...............................           36,361
                                                                ----------------
                                                                        266,522
                                                                ----------------

                 ENERGY EQUIPMENT & SERVICES - 0.6%
          1,500  Halliburton Co. .............................           49,785
            175  Helmerich & Payne, Inc. .....................            9,441
          8,572  Newpark Resources, Inc. (a)..................           70,205
                                                                ----------------
                                                                        129,431
                                                                ----------------

                 FOOD & STAPLES RETAILING - 0.2%
            621  Casey's General Stores, Inc. ................           34,441
                                                                ----------------

                 FOOD PRODUCTS - 0.7%
          4,439  B&G Foods, Inc. .............................           99,922
          2,431  Smithfield Foods, Inc. (a)...................           53,555
                                                                ----------------
                                                                        153,477
                                                                ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
            199  Intuitive Surgical, Inc. (a).................          107,808
          2,089  Zoll Medical Corp. (a).......................          193,504
                                                                ----------------
                                                                        301,312
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.7%
          1,198  Air Methods Corp. (a)........................          104,526
          2,476  Humana, Inc. ................................          228,980
          2,776  PharMerica Corp. (a).........................           34,506
                                                                ----------------
                                                                        368,012
                                                                ----------------

                 HOTELS, RESTAURANTS & LEISURE - 2.9%
          1,746  Buffalo Wild Wings, Inc. (a).................          158,345


                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 HOTELS, RESTAURANTS & LEISURE - (CONTINUED)
          1,966  Caribou Coffee Co., Inc. (a).................   $       36,646
          2,293  Papa John's International, Inc. (a)..........           86,354
          1,217  Peet's Coffee & Tea, Inc. (a)................           89,693
          1,390  Red Robin Gourmet Burgers, Inc. (a)..........           51,694
          3,819  Starbucks Corp. .............................          213,444
                                                                ----------------
                                                                        636,176
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 1.2%
          2,905  3M Co. ......................................          259,155
                                                                ----------------

                 INSURANCE - 4.0%
         12,466  AXA S.A., ADR ...............................          206,562
          3,086  Chubb Corp. .................................          213,274
          5,936  Marsh & McLennan Cos., Inc. .................          194,641
         13,142  Muenchener Rueckversicherungs AG, ADR .......          198,707
          1,113  Torchmark Corp. .............................           55,483
                                                                ----------------
                                                                        868,667
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 1.0%
          3,880  DealerTrack Holdings, Inc. (a)...............          117,409
          1,645  Keynote Systems, Inc. .......................           32,505
          5,998  NIC, Inc. ...................................           72,756
                                                                ----------------
                                                                        222,670
                                                                ----------------

                 IT SERVICES - 3.5%
          4,131  Cardtronics, Inc. (a)........................          108,439
          3,691  Heartland Payment Systems, Inc. .............          106,448
          1,997  International Business Machines Corp. .......          416,674
            206  Mastercard, Inc. ............................           86,631
            935  NeuStar, Inc. (a)............................           34,829
                                                                ----------------
                                                                        753,021
                                                                ----------------

                 LEISURE EQUIPMENT & PRODUCTS - 1.1%
          6,790  Mattel, Inc. ................................          228,551
                                                                ----------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.1%
          4,398  Cambrex Corp. (a)............................           30,742
                                                                ----------------

                 MACHINERY - 0.9%
          4,157  Colfax Corp. (a).............................          146,493
            879  Sauer-Danfoss, Inc. .........................           41,313
                                                                ----------------
                                                                        187,806
                                                                ----------------

                 MARINE - 0.3%
            839  Kirby Corp. (a)..............................           55,198
                                                                ----------------

                 MEDIA - 4.2%
          3,112  DISH Network Corp., Class A .................          102,478
          4,863  Sinclair Broadcast Group, Inc. ..............           53,785
         16,979  Walt Disney (The) Co. .......................          743,341
                                                                ----------------
                                                                        899,604
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 MULTI-UTILITIES - 2.8%
            941  Dominion Resources, Inc. ....................   $       48,188
          5,895  GDF Suez S.A., ADR ..........................          152,386
          3,293  National Grid PLC, ADR ......................          166,231
          4,641  RWE AG, ADR .................................          221,283
            383  Wisconsin Energy Corp. ......................           13,474
                                                                ----------------
                                                                        601,562
                                                                ----------------

                 MULTILINE RETAIL - 2.1%
          2,070  Dollar Tree, Inc. (a)........................          195,594
          6,439  Macy's, Inc. ................................          255,822
                                                                ----------------
                                                                        451,416
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 10.3%
          5,161  Alon USA Energy, Inc. .......................           46,707
          3,104  Approach Resources, Inc. (a).................          114,693
         10,697  Chevron Corp. ...............................        1,147,146
          5,429  Delek US Holdings, Inc. .....................           84,204
          3,891  Eni S.p.A., ADR .............................          182,177
          7,509  Exxon Mobil Corp. ...........................          651,255
                                                                ----------------
                                                                      2,226,182
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 0.7%
          3,626  Buckeye Technologies, Inc. ..................          123,175
            480  Schweitzer-Mauduit International, Inc. ......           33,149
                                                                ----------------
                                                                        156,324
                                                                ----------------

                 PERSONAL PRODUCTS - 0.4%
          2,769  Elizabeth Arden, Inc. (a)....................           96,860
                                                                ----------------

                 PHARMACEUTICALS - 4.2%
          3,489  AstraZeneca PLC, ADR ........................          155,225
          1,133  Forest Laboratories, Inc. (a)................           39,304
          1,212  Hi-Tech Pharmacal Co, Inc. (a)...............           43,547
         29,492  Pfizer, Inc. ................................          668,289
                                                                ----------------
                                                                        906,365
                                                                ----------------

                 PROFESSIONAL SERVICES - 0.6%
          1,551  Advisory Board (The) Co. (a).................          137,450
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.5%
          2,209  Ceva, Inc. (a)...............................           50,166
         60,819  Intel Corp. .................................        1,709,622
            655  KLA-Tencor Corp. ............................           35,645
          2,127  Nanometrics, Inc. (a)........................           39,371
                                                                ----------------
                                                                      1,834,804
                                                                ----------------

                 SOFTWARE - 6.4%
          2,625  BroadSoft, Inc. (a)..........................          100,406
         30,745  Microsoft Corp. .............................          991,526
          2,132  Opnet Technologies, Inc. ....................           61,828
          2,683  Sourcefire, Inc. (a).........................          129,133


                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 SOFTWARE - (CONTINUED)
          2,777  Tyler Technologies, Inc. (a).................   $      106,665
                                                                ----------------
                                                                      1,389,558
                                                                ----------------

                 SPECIALTY RETAIL - 6.8%
          1,104  Advance Auto Parts, Inc. ....................           97,781
            484  AutoZone, Inc. (a)...........................          179,951
          1,256  Bed Bath & Beyond, Inc. (a)..................           82,607
          1,520  Body Central Corp. (a).......................           44,110
            513  Genesco, Inc. (a)............................           36,757
         15,240  Home Depot (The), Inc. ......................          766,725
          2,122  Lithia Motors, Inc. .........................           55,596
          1,690  PetSmart, Inc. ..............................           96,702
          1,187  Ross Stores, Inc. ...........................           68,965
          2,164  Sonic Automotive, Inc. ......................           38,757
                                                                ----------------
                                                                      1,467,951
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.3%
          2,413  True Religion Apparel, Inc. (a)..............           66,116
                                                                ----------------

                 TOBACCO - 1.1%
            184  Lorillard, Inc. .............................           23,824
          2,363  Philip Morris International, Inc. ...........          209,386
                                                                ----------------
                                                                        233,210
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 0.4%
          1,515  Fastenal Co. ................................           81,961
                                                                ----------------

                 TOTAL INVESTMENTS - 99.1% ...................       21,453,509
                 (Cost $19,327,980) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.9% .....          195,230
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $    21,648,739
                                                                ================

---------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,943,873 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $818,344.

ADR   American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2012         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    21,453,509  $    21,453,509  $            --  $            --
                                                ===============  ===============  ===============  ===============


*See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.3%

                 COMPUTERS & PERIPHERALS - 8.3%
         28,336  Hewlett-Packard Co. .........................  $       675,247
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 12.3%
         21,721  JPMorgan Chase & Co. ........................          998,731
                                                                ----------------

                 FOOD & STAPLES RETAILING - 9.1%
         12,101  Wal-Mart Stores, Inc. .......................          740,581
                                                                ----------------

                 INSURANCE - 8.9%
         12,163  Travelers (The) Cos., Inc. ..................          720,050
                                                                ----------------

                 IT SERVICES - 10.0%
          3,898  International Business Machines Corp. .......          813,318
                                                                ----------------

                 MEDIA - 10.4%
         19,251  Walt Disney (The) Co. .......................          842,809
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 9.1%
          8,513  Exxon Mobil Corp. ...........................          738,332
                                                                ----------------

                 PHARMACEUTICALS - 9.3%
         33,438  Pfizer, Inc. ................................          757,705
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
         29,569  Intel Corp. .................................          831,185
                                                                ----------------

                 SPECIALTY RETAIL - 10.7%
         17,280  Home Depot (The), Inc. ......................          869,357
                                                                ----------------

                 TOTAL INVESTMENTS - 98.3% ...................        7,987,315
                 (Cost $7,250,846) (a)

                 NET OTHER ASSETS AND LIABILITIES - 1.7% .....          135,162
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     8,122,477
                                                                ================

---------------------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $951,302 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $214,833.




                See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2012         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     7,987,315  $     7,987,315  $            --  $            --
                                                ===============  ===============  ===============  ===============


*See Portfolio of Investments for industry breakout.

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.6%

                 AEROSPACE & DEFENSE - 4.9%
         16,872  Northrop Grumman Corp. ......................   $    1,030,542
                                                                ----------------

                 CHEMICALS - 5.2%
         50,230  Olin Corp. ..................................        1,092,502
                                                                ----------------

                 COMMERCIAL BANKS - 21.4%
         39,177  BB&T Corp. ..................................        1,229,766
         87,308  F.N.B. Corp. ................................        1,054,681
        113,940  First Niagara Financial Group, Inc. .........        1,121,170
         64,982  FirstMerit Corp. ............................        1,095,596
                                                                ----------------
                                                                      4,501,213
                                                                ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 9.3%
         68,807  R.R. Donnelley & Sons Co. ...................          852,519
         36,000  Republic Services, Inc. .....................        1,100,160
                                                                ----------------
                                                                      1,952,679
                                                                ----------------

                 ELECTRIC UTILITIES - 8.9%
         23,919  American Electric Power Co., Inc. ...........          922,795
         33,397  PPL Corp. ...................................          943,799
                                                                ----------------
                                                                      1,866,594
                                                                ----------------

                 METALS & MINING - 5.1%
         71,998  Commercial Metals Co. .......................        1,067,010
                                                                ----------------

                 MULTI-UTILITIES - 19.1%
         38,170  Avista Corp. ................................          976,388
         18,059  DTE Energy Co. ..............................          993,787
         18,271  Integrys Energy Group, Inc. .................          968,180
         17,953  Sempra Energy ...............................        1,076,462
                                                                ----------------
                                                                      4,014,817
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 4.7%
          9,245  Chevron Corp. ...............................          991,434
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 4.9%
         33,084  MeadWestvaco Corp. ..........................        1,045,124
                                                                ----------------

                 PHARMACEUTICALS - 4.9%
         45,765  Pfizer, Inc. ................................        1,037,035
                                                                ----------------

                 THRIFTS & MORTGAGE FINANCE - 10.2%
        115,127  Astoria Financial Corp. .....................        1,135,152
         76,960  People's United Financial, Inc. .............        1,018,951
                                                                ----------------
                                                                      2,154,103
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


                                   DESCRIPTION                       VALUE
                 ---------------------------------------------  ----------------
                 TOTAL INVESTMENTS - 98.6% ...................   $   20,753,053
                 (Cost $20,040,749) (a)

                 NET OTHER ASSETS AND LIABILITIES - 1.4% .....          288,222
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $    21,041,275
                                                                ================

---------------------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $865,022 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $152,718.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2012         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    20,753,053  $    20,753,053  $            --  $            --
                                                ===============  ===============  ===============  ===============


*See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 97.8%

                 BERMUDA - 7.3%
      1,502,000  COSCO Pacific Ltd. ..........................   $    2,266,865
                                                                ----------------

                 CHINA - 18.5%
      4,720,000  Bank of China Ltd. ..........................        1,902,456
      2,915,000  Industrial & Commercial Bank of China Ltd. ..        1,880,635
      1,390,000  PetroChina Co., Ltd., Class H ...............        1,965,374
                                                                ----------------
                                                                      5,748,465
                                                                ----------------

                 HONG KONG - 8.2%
      2,142,000  New World Development Co., Ltd. .............        2,573,530
                                                                ----------------

                 UNITED KINGDOM - 34.0%
        873,186  Ladbrokes PLC ...............................        2,236,038
      1,837,537  Logica PLC ..................................        2,927,362
        879,321  Man Group PLC ...............................        1,895,913
      1,066,675  RSA Insurance Group PLC .....................        1,784,616
        629,455  Vodafone Group PLC ..........................        1,733,719
                                                                ----------------
                                                                     10,577,648
                                                                ----------------

                 UNITED STATES - 29.8%
         57,556  AT&T, Inc. ..................................        1,797,474
         96,097  General Electric Co. ........................        1,928,667
         70,732  Intel Corp. .................................        1,988,276
         46,085  Kraft Foods, Inc., Class A ..................        1,751,691
         79,985  Pfizer, Inc. ................................        1,812,460
                                                                ----------------
                                                                      9,278,568
                                                                ----------------

                 TOTAL INVESTMENTS - 97.8% ...................       30,445,076
                 (Cost $28,465,869) (a)

                 NET OTHER ASSETS AND LIABILITIES - 2.2% .....          671,342
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $    31,116,418
                                                                ================

---------------------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,165,578 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,186,371.


                See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2012         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    30,445,076  $    30,445,076  $            --  $            --
                                                ===============  ===============  ===============  ===============


*See Portfolio of Investments for country breakout.



INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Commercial Banks                                   12.1%
     IT Services                                         9.4
     Real Estate Management & Development                8.3
     Transportation Infrastructure                       7.3
     Hotels, Restaurants & Leisure                       7.2
     Semiconductors & Semiconductor Equipment            6.4
     Oil, Gas & Consumable Fuels                         6.3
     Industrial Conglomerates                            6.2
     Capital Markets                                     6.1
     Pharmaceuticals                                     5.8
     Diversified Telecommunication Services              5.8
     Insurance                                           5.7
     Food Products                                       5.6
     Wireless Telecommunication Services                 5.6
     Net Other Assets and Liabilities                    2.2
                                                       ------
                                                       100.0%
                                                       ======



                See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.4%

                 AEROSPACE & DEFENSE - 3.1%
          4,071  General Dynamics Corp. ......................  $       298,730
                                                                ----------------

                 BEVERAGES - 6.6%
          8,528  Coca-Cola (The) Co. .........................          631,157
                                                                ----------------

                 BIOTECHNOLOGY - 11.7%
         10,207  Amgen, Inc. .................................          693,974
          8,701  Gilead Sciences, Inc. (a)....................          425,044
                                                                ----------------
                                                                      1,119,018
                                                                ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.6%
          1,480  Cintas Corp. ................................           57,898
                                                                ----------------

                 DIVERSIFIED CONSUMER SERVICES - 1.7%
          4,328  Apollo Group, Inc. (a).......................          167,234
                                                                ----------------

                 ELECTRIC UTILITIES - 1.8%
          3,954  Southern Co. ................................          177,653
                                                                ----------------

                 ENERGY EQUIPMENT & SERVICES - 1.7%
          4,148  Halliburton Co. .............................          137,672
            485  Helmerich & Payne, Inc. .....................           26,166
                                                                ----------------
                                                                        163,838
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 7.5%
          8,034  3M Co. ......................................          716,713
                                                                ----------------

                 INSURANCE - 13.4%
          8,537  Chubb Corp. .................................          589,992
         16,414  Marsh & McLennan Cos., Inc. .................          538,215
          3,079  Torchmark Corp. .............................          153,488
                                                                ----------------
                                                                      1,281,695
                                                                ----------------

                 IT SERVICES - 14.5%
          5,520  International Business Machines Corp. .......        1,151,748
            570  Mastercard, Inc. ............................          239,708
                                                                ----------------
                                                                      1,391,456
                                                                ----------------

                 MULTI-UTILITIES - 1.8%
          2,604  Dominion Resources, Inc. ....................          133,351
          1,058  Wisconsin Energy Corp. ......................           37,220
                                                                ----------------
                                                                        170,571
                                                                ----------------

                 MULTILINE RETAIL - 3.9%
          4,016  Dollar Tree, Inc. (a)........................          379,472
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 10.1%
          8,996  Chevron Corp. ...............................          964,731
                                                                ----------------

                 PHARMACEUTICALS - 1.1%
          3,132  Forest Laboratories, Inc. (a)................          108,649
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.0%
         23,814  Intel Corp. .................................          669,412
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 SPECIALTY RETAIL - 5.2%
          1,338  AutoZone, Inc. (a)...........................  $       497,468
                                                                ----------------

                 TOBACCO - 6.7%
            509  Lorillard, Inc. .............................           65,905
          6,535  Philip Morris International, Inc. ...........          579,067
                                                                ----------------
                                                                        644,972
                                                                ----------------

                 TOTAL INVESTMENTS - 98.4% ...................        9,440,667
                 (Cost $8,838,445) (b)

                 NET OTHER ASSETS AND LIABILITIES - 1.6% .....          149,630
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     9,590,297
                                                                ================

---------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $705,099 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $102,877.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2012         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     9,440,667  $     9,440,667  $            --  $            --
                                                ===============  ===============  ===============  ===============


*See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.3%

                 BEVERAGES - 5.3%
          4,085  Monster Beverage Corp. (a)...................  $       253,638
                                                                ----------------

                 BIOTECHNOLOGY - 14.6%
          2,666  Biogen Idec, Inc. (a)........................          335,836
          7,274  Gilead Sciences, Inc. (a)....................          355,335
                                                                ----------------
                                                                        691,171
                                                                ----------------

                 COMPUTERS & PERIPHERALS - 9.2%
            729  Apple, Inc. (a)..............................          437,014
                                                                ----------------

                 DIVERSIFIED CONSUMER SERVICES - 2.5%
          3,069  Apollo Group, Inc. (a).......................          118,586
                                                                ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 7.2%
            633  Intuitive Surgical, Inc. (a).................          342,928
                                                                ----------------

                 HOTELS, RESTAURANTS & LEISURE - 7.5%
          6,352  Starbucks Corp. .............................          355,013
                                                                ----------------

                 LEISURE EQUIPMENT & PRODUCTS - 5.6%
          7,957  Mattel, Inc. ................................          267,833
                                                                ----------------

                 MULTILINE RETAIL - 5.7%
          2,850  Dollar Tree, Inc. (a)........................          269,296
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
         12,016  Intel Corp. .................................          337,769
          3,959  KLA-Tencor Corp. ............................          215,449
                                                                ----------------
                                                                        553,218
                                                                ----------------

                 SOFTWARE - 7.7%
         11,337  Microsoft Corp. .............................          365,618
                                                                ----------------

                 SPECIALTY RETAIL - 13.7%
          5,031  Bed Bath & Beyond, Inc. (a)..................          330,889
          5,477  Ross Stores, Inc. ...........................          318,213
                                                                ----------------
                                                                        649,102
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 7.6%
          6,656  Fastenal Co. ................................          360,090
                                                                ----------------

                 TOTAL INVESTMENTS - 98.3% ...................        4,663,507
                 (Cost $3,806,972) (b)

                 NET OTHER ASSETS AND LIABILITIES - 1.7% .....           80,064
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     4,743,571
                                                                ================

---------------------------------------

(a)   Non-income producing security.


                See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $901,439 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $44,904.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2012         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     4,663,507  $     4,663,507  $            --  $            --
                                                ===============  ===============  ===============  ===============


*See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.5%

                 AEROSPACE & DEFENSE - 2.3%
          1,137  AAR Corp. ...................................  $        20,750
            818  Ceradyne, Inc. ..............................           26,634
          1,696  Northrop Grumman Corp. ......................          103,592
            336  Triumph Group, Inc. .........................           21,054
                                                                ----------------
                                                                        172,030
                                                                ----------------

                 AIRLINES - 0.8%
            527  Alaska Air Group, Inc. (a)...................           18,877
          8,443  JetBlue Airways Corp. (a)....................           41,286
                                                                ----------------
                                                                         60,163
                                                                ----------------

                 AUTO COMPONENTS - 0.6%
            975  Standard Motor Products, Inc. ...............           17,297
          1,334  Superior Industries International, Inc. .....           26,066
                                                                ----------------
                                                                         43,363
                                                                ----------------

                 AUTOMOBILES - 0.5%
            890  Honda Motor Co., Ltd., ADR ..................           34,203
                                                                ----------------

                 CAPITAL MARKETS - 0.9%
          1,135  Credit Suisse Group AG, ADR .................           32,359
            698  Deutsche Bank AG ............................           34,753
                                                                ----------------
                                                                         67,112
                                                                ----------------

                 CHEMICALS - 3.8%
            615  CF Industries Holdings, Inc. ................          112,330
            993  Cytec Industries, Inc. ......................           60,364
          5,051  Olin Corp. ..................................          109,859
                                                                ----------------
                                                                        282,553
                                                                ----------------

                 COMMERCIAL BANKS - 13.2%
          3,937  Associated Banc-Corp ........................           54,960
          3,562  Banco Santander S.A., ADR ...................           27,320
          2,445  Barclays PLC, ADR ...........................           37,042
          3,940  BB&T Corp. ..................................          123,677
          2,924  Cathay General Bancorp ......................           51,755
          1,139  Columbia Banking System, Inc. ...............           25,946
          8,781  F.N.B. Corp. ................................          106,074
          4,112  First Commonwealth Financial Corp. ..........           25,165
         11,459  First Niagara Financial Group, Inc. .........          112,757
          6,534  FirstMerit Corp. ............................          110,163
          2,371  International Bancshares Corp. ..............           50,147
          6,420  Mitsubishi UFJ Financial Group, Inc., ADR ...           31,972
         10,169  Mizuho Financial Group, Inc., ADR ...........           32,846
          2,585  National Penn Bancshares, Inc. ..............           22,877
          1,353  Pinnacle Financial Partners, Inc. (a)........           24,827
          2,010  PrivateBancorp, Inc. ........................           30,492
          4,854  Sumitomo Mitsui Financial Group, Inc., ADR ..           32,231
          1,764  Umpqua Holdings Corp. .......................           23,920


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 COMMERCIAL BANKS - (CONTINUED)
          2,164  Webster Financial Corp. .....................  $        49,058
                                                                ----------------
                                                                        973,229
                                                                ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 2.7%
          6,920  R.R. Donnelley & Sons Co. ...................           85,739
          3,619  Republic Services, Inc. .....................          110,596
                                                                ----------------
                                                                        196,335
                                                                ----------------

                 COMMUNICATIONS EQUIPMENT - 0.3%
            768  Black Box Corp. .............................           19,592
                                                                ----------------

                 COMPUTERS & PERIPHERALS - 1.6%
          4,352  Seagate Technology PLC ......................          117,286
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.4%
          3,737  ING Groep N.V., ADR (a)......................           31,092
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 8.6%
          7,312  BCE, Inc. ...................................          292,919
          7,246  BT Group PLC, ADR ...........................          262,015
          1,712  France Telecom S.A., ADR ....................           25,423
          1,070  Nippon Telegraph & Telephone Corp., ADR .....           24,204
          2,528  Telecom Italia SpA, ADR .....................           30,007
                                                                ----------------
                                                                        634,568
                                                                ----------------

                 ELECTRIC UTILITIES - 2.5%
          2,405  American Electric Power Co., Inc. ...........           92,785
          3,359  PPL Corp. ...................................           94,925
                                                                ----------------
                                                                        187,710
                                                                ----------------

                 ELECTRICAL EQUIPMENT - 0.7%
          1,752  General Cable Corp. (a)......................           50,948
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.8%
          1,188  Arrow Electronics, Inc. (a)..................           49,860
          1,419  Avnet, Inc. (a)..............................           51,638
          1,512  Electro Scientific Industries, Inc. .........           22,695
            511  Hitachi Ltd., ADR ...........................           33,057
          1,765  PC Connection, Inc. .........................           14,508
            729  SYNNEX Corp. (a).............................           27,804
          4,896  Vishay Intertechnology, Inc. (a).............           59,535
          1,160  Zygo Corp. (a)...............................           22,701
                                                                ----------------
                                                                        281,798
                                                                ----------------

                 ENERGY EQUIPMENT & SERVICES - 1.2%
          2,823  Helix Energy Solutions Group, Inc. (a).......           50,250
            953  Unit Corp. (a)...............................           40,750
                                                                ----------------
                                                                         91,000
                                                                ----------------

                 FOOD & STAPLES RETAILING - 0.6%
            387  Casey's General Stores, Inc. ................           21,463


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 FOOD & STAPLES RETAILING - (CONTINUED)
            752  Nash Finch Co. ..............................  $        21,372
                                                                ----------------
                                                                         42,835
                                                                ----------------

                 FOOD PRODUCTS - 1.0%
          3,329  Smithfield Foods, Inc. (a)...................           73,338
                                                                ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
          1,002  Greatbatch, Inc. (a).........................           24,569
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 2.9%
          2,612  Community Health Systems, Inc. (a)...........           58,091
          1,546  Humana, Inc. ................................          142,974
          1,893  Kindred Healthcare, Inc. (a).................           16,355
                                                                ----------------
                                                                        217,420
                                                                ----------------

                 HOTELS, RESTAURANTS & LEISURE - 0.6%
          2,980  Boyd Gaming Corp. (a)........................           23,363
          1,721  Marcus Corp. ................................           21,599
                                                                ----------------
                                                                         44,962
                                                                ----------------

                 HOUSEHOLD DURABLES - 1.1%
            732  Mohawk Industries, Inc. (a)..................           48,685
          3,195  Panasonic Corp., ADR ........................           29,554
                                                                ----------------
                                                                         78,239
                                                                ----------------

                 INSURANCE - 2.5%
          2,194  Presidential Life Corp. .....................           25,078
          1,968  Protective Life Corp. .......................           58,292
            849  Reinsurance Group of America, Inc. ..........           50,490
          1,215  StanCorp Financial Group, Inc. ..............           49,742
                                                                ----------------
                                                                        183,602
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 0.8%
          2,942  AOL, Inc. (a)................................           55,810
                                                                ----------------

                 IT SERVICES - 1.7%
          3,470  Convergys Corp. (a)..........................           46,325
          3,494  CoreLogic, Inc. (a)..........................           57,022
            584  NeuStar, Inc. (a)............................           21,754
                                                                ----------------
                                                                        125,101
                                                                ----------------

                 LEISURE EQUIPMENT & PRODUCTS - 1.4%
          3,161  Mattel, Inc. ................................          106,399
                                                                ----------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.3%
          2,745  Cambrex Corp. (a)............................           19,188
                                                                ----------------

                 MACHINERY - 2.0%
          2,081  Oshkosh Corp. (a)............................           48,217
            548  Sauer-Danfoss, Inc. .........................           25,756
          3,393  Terex Corp. (a)..............................           76,342
                                                                ----------------
                                                                        150,315
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 MARINE - 0.5%
            525  Kirby Corp. (a)..............................  $        34,540
                                                                ----------------

                 MEDIA - 1.2%
          1,943  DISH Network Corp., Class A .................           63,983
          2,649  Live Nation Entertainment, Inc. (a)..........           24,901
                                                                ----------------
                                                                         88,884
                                                                ----------------

                 METALS & MINING - 3.9%
          1,471  ArcelorMittal ...............................           28,140
          2,652  Century Aluminum Co. (a).....................           23,550
          7,241  Commercial Metals Co. .......................          107,312
            942  Olympic Steel, Inc. .........................           22,608
            326  POSCO, ADR ..................................           27,286
            916  Reliance Steel & Aluminum Co. ...............           51,736
          1,252  Vale S.A., ADR ..............................           29,209
                                                                ----------------
                                                                        289,841
                                                                ----------------

                 MULTI-UTILITIES - 5.5%
          3,838  Avista Corp. ................................           98,176
          1,816  DTE Energy Co. ..............................           99,934
          1,837  Integrys Energy Group, Inc. .................           97,343
          1,805  Sempra Energy ...............................          108,228
                                                                ----------------
                                                                        403,681
                                                                ----------------

                 MULTILINE RETAIL - 2.2%
          4,019  Macy's, Inc. ................................          159,675
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 11.6%
          5,577  Chevron Corp. ...............................          598,077
            253  China Petroleum & Chemical Corp., ADR .......           27,506
          1,452  Encana Corp. ................................           28,532
            647  Eni S.p.A., ADR .............................           30,293
          1,914  HollyFrontier Corp. .........................           61,535
          1,083  Petroleo Brasileiro S.A., ADR ...............           28,764
          6,493  Quicksilver Resources, Inc. (a)..............           32,725
          2,156  Talisman Energy, Inc. .......................           27,166
            525  Total S.A., ADR .............................           26,838
                                                                ----------------
                                                                        861,436
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 2.4%
            550  Domtar Corp. ................................           52,459
          3,327  MeadWestvaco Corp. ..........................          105,100
            300  Schweitzer-Mauduit International, Inc. ......           20,718
                                                                ----------------
                                                                        178,277
                                                                ----------------

                 PHARMACEUTICALS - 1.4%
          4,602  Pfizer, Inc. ................................          104,281
                                                                ----------------

                 PROFESSIONAL SERVICES - 0.3%
          1,611  Kelly Services, Inc. ........................           25,760
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
          5,070  Cedar Realty Trust, Inc. ....................  $        25,958
          4,858  Kite Realty Group Trust .....................           25,602
          2,104  Pennsylvania Real Estate Investment Trust ...           32,128
            665  SL Green Realty Corp. .......................           51,571
                                                                ----------------
                                                                        135,259
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
          1,463  Forestar Group, Inc. (a).....................           22,516
                                                                ----------------

                 ROAD & RAIL - 0.3%
          1,151  Arkansas Best Corp. .........................           21,650
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
          1,904  Cohu, Inc. ..................................           21,649
          3,661  Fairchild Semiconductor International,
                    Inc. (a) .................................           53,817
          2,735  STR Holdings, Inc. (a).......................           13,237
                                                                ----------------
                                                                         88,703
                                                                ----------------

                 SPECIALTY RETAIL - 2.6%
            689  Advance Auto Parts, Inc. ....................           61,025
          2,478  Brown Shoe Co., Inc. ........................           22,872
            320  Genesco, Inc. (a)............................           22,928
          1,055  PetSmart, Inc. ..............................           60,367
          1,351  Sonic Automotive, Inc. ......................           24,196
                                                                ----------------
                                                                        191,388
                                                                ----------------

                 THRIFTS & MORTGAGE FINANCE - 2.9%
         11,579  Astoria Financial Corp. .....................          114,169
          7,740  People's United Financial, Inc. .............          102,477
                                                                ----------------
                                                                        216,646
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 1.3%
          1,475  NTT DoCoMo, Inc., ADR .......................           24,588
          1,864  Telephone & Data Systems, Inc. ..............           43,152
          2,819  VimpelCom Ltd., ADR .........................           31,460
                                                                ----------------
                                                                         99,200
                                                                ----------------

                 TOTAL INVESTMENTS - 98.5% ...................        7,286,497
                 (Cost $7,002,828) (b)

                 NET OTHER ASSETS AND LIABILITIES - 1.5% .....          110,381
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     7,396,878
                                                                ================

---------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $558,551 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $274,882.

ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2012         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*..................................$.    7,286,497  $   7,286,497  $             --  $            --
                                                ===============  ===============  ===============  ===============


*See Portfolio of Investments for industry breakout.



COUNTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     United States                                       79.3%
     Canada                                               4.7
     United Kingdom                                       4.0
     Japan                                                3.3
     Ireland                                              1.6
     Brazil                                               0.8
     Italy                                                0.8
     France                                               0.7
     Germany                                              0.5
     Bermuda                                              0.4
     China                                                0.4
     Luxembourg                                           0.4
     Netherlands                                          0.4
     South Korea                                          0.4
     Spain                                                0.4
     Switzerland                                          0.4
     Net Other Assets and Liabilities                     1.5
                                                       -------
                                                        100.0%
                                                       =======



                See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.7%

                 AEROSPACE & DEFENSE - 2.4%
          2,947  Triumph Group, Inc. .........................  $       184,659
                                                                ----------------

                 AIRLINES - 2.0%
          4,249  Alaska Air Group, Inc. (a)...................          152,199
                                                                ----------------

                 AUTO COMPONENTS - 0.7%
          3,182  Standard Motor Products, Inc. ...............           56,449
                                                                ----------------

                 CHEMICALS - 8.2%
          3,398  CF Industries Holdings, Inc. ................          620,645
                                                                ----------------

                 COMPUTERS & PERIPHERALS - 9.8%
         27,730  Seagate Technology PLC ......................          747,323
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 14.1%
         11,898  BCE, Inc. ...................................          476,634
         16,454  BT Group PLC, ADR ...........................          594,976
                                                                ----------------
                                                                      1,071,610
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.6%
          5,760  PC Connection, Inc. .........................           47,347
          3,786  Zygo Corp. (a)...............................           74,092
                                                                ----------------
                                                                        121,439
                                                                ----------------

                 FOOD & STAPLES RETAILING - 1.7%
          2,305  Casey's General Stores, Inc. ................          127,835
                                                                ----------------

                 FOOD PRODUCTS - 2.8%
          9,666  Smithfield Foods, Inc. (a)...................          212,942
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 6.8%
          5,543  Humana, Inc. ................................          512,617
                                                                ----------------

                 IT SERVICES - 2.1%
          4,339  NeuStar, Inc. (a)............................          161,628
                                                                ----------------

                 LEISURE EQUIPMENT & PRODUCTS - 7.8%
         17,516  Mattel, Inc. ................................          589,589
                                                                ----------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.8%
          8,959  Cambrex Corp. (a)............................           62,623
                                                                ----------------

                 MACHINERY - 1.8%
          2,888  Sauer-Danfoss, Inc. .........................          135,736
                                                                ----------------

                 MARINE - 2.9%
          3,339  Kirby Corp. (a)..............................          219,673
                                                                ----------------

                 MEDIA - 5.4%
         12,376  DISH Network Corp., Class A .................          407,542
                                                                ----------------

                 MULTILINE RETAIL - 7.9%
         15,056  Macy's, Inc. ................................          598,175
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 6.4%
          4,552  Chevron Corp. ...............................          488,156
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 PAPER & FOREST PRODUCTS - 0.9%
            979  Schweitzer-Mauduit International, Inc. ......  $        67,610
                                                                ----------------

                 SPECIALTY RETAIL - 12.6%
          4,390  Advance Auto Parts, Inc. ....................          388,822
          1,452  Genesco, Inc. (a)............................          104,036
          6,725  PetSmart, Inc. ..............................          384,805
          4,410  Sonic Automotive, Inc. ......................           78,983
                                                                ----------------
                                                                        956,646
                                                                ----------------

                 TOTAL INVESTMENTS - 98.7% ...................        7,495,096
                 (Cost $6,663,770) (b)

                 NET OTHER ASSETS AND LIABILITIES - 1.3% .....           98,638
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     7,593,734
                                                                ================

---------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $937,896 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $106,570.

ADR   American Depositary Receipt

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2012         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     7,495,096  $     7,495,096  $            --  $            --
                                                ===============  ===============  ===============  ===============


*See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-end management investment company, offers eight managed investment portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest" and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing a Portfolio's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value a Portfolio's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect a Portfolio's NAV, First Trust will use a fair value method to value a Portfolio's securities. The use of fair value pricing is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which a Portfolio might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which a Portfolio might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2012 (UNAUDITED)


      8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2) ADR trading of similar securities;

      3) closed-end fund trading of similar securities

      4) foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6) factors relating to the event that precipitated the pricing problem;

      7) whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Portfolio's investments as of March 31, 2012, is included with the Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2012 (UNAUDITED)



                             LICENSING INFORMATION

"Dow Jones Industrial Average(sm)," "DJIA(sm)," "The Dow Jones Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm) " are service marks or registered trademarks, as applicable, of CME Group Index Services LLC ("CME") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by CME, and CME makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        First Defined Portfolio Fund, LLC
               -------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date    May 21, 2012
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date    May 21, 2012
      -----------------

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    May 21, 2012
      -----------------

* Print the name and title of each signing officer under his or her signature.